SHARE-BASED COMPENSATION - Warrants Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Exercise Price
Balance as of end of period (in dollar per share)	$ 5.00
Warrants
Number of Warrants
Balance as of the beginning of the period	35,418,078	1,968,300
Exercised		1,968,300
Assumed from the Business Combination		28,489,500
Granted	11,114,937	6,928,578
Cancelled	(2,274,133)
Balance as of the end of the period	44,258,882	35,418,078
Weighted Average Exercise Price
Balance as of beginning of period (in dollar per share)	$ 11.29	$ 0.16
Exercised (in dollar per share)		0.16
Assumed from the Business Combination (in dollar per share)		11.50
Granted (in dollar per share)	5.10	10.43
Cancelled (in dollars per share)	10.00
Balance as of end of period (in dollar per share)	$ 9.80	$ 11.29